COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
12	COMMITMENTS AND CONTINGENCIES

Qpagos Corporation operates from an office facility in Mexico. The office is leased under a three (3) year non-cancellable operating lease, which ends on December 15, 2016. The monthly rental expense, including maintenance expenditure is $2,729.

The future minimum lease installments under this agreement as of September 30, 2016 is approximately $8,185.

QPAGOS Corporation - Parent Company [Member]
COMMITMENTS AND CONTINGENCIES
15	COMMITMENTS AND CONTINGENCIES

The Company operates from an office facility in Mexico. The office is leased under a three (3) year non-cancellable operating lease, which ends on December 15, 2016. The lease calls for monthly rental payment, including maintenance, of $3,425 in 2014 and $2,929 in 2015, as adjusted for exchange rate changes.

The future minimum lease installments under this agreement as of December 31, 2015 to December 16, 2016 is approximately $32,748.